INCOME TAXES - Schedule of Deferred tax assets and liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Net operating loss carryforward	$ 109,392	$ 11,392
Research credits	13,946	4,336
Lease liability	660	817
Capitalized research and development expenses	40,742	14,595
Accruals and other	863	1,027
Amortization	3,555	0
Stock-based compensation	2,112	0
Deferred Tax Assets, Gross, Total	171,270	32,167
Valuation allowance	(170,177)	(30,228)
Deferred Tax Assets, Net of Valuation Allowance, Total	1,093	1,939
Depreciation	(485)	(1,210)
Right of use asset	(608)	(729)
Total deferred tax liabilities	(1,093)	(1,939)
Deferred Tax Assets, Net, Total	$ 0	$ 0